UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855-477-3837)

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

January 31, 2014 (Unaudited)

Item 1.	Schedules of Investments.

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

January 31, 2014 (Unaudited)

Share Amount		Market Value
Common Stocks (97.2%)
Consumer Discretionary (8.4%)
120	Abercrombie & Fitch Co., Class A	$4,246
90	Advance Auto Parts, Inc.	10,333
165	Amazon.com, Inc. †	59,184
240	American Eagle Outfitters, Inc.	3,247
330	Ann, Inc. †	10,672
150	Bed Bath & Beyond, Inc. †	9,578
225	Best Buy Co., Inc.	5,297
390	CBS Corp., Class B	22,901
15	Chipotle Mexican Grill, Inc. †	8,279
150	Coach, Inc.	7,184
1,260	Comcast Corp., Class A	68,606
38	CST Brands, Inc.	1,213
390	DIRECTV †	27,078
180	Discovery Communications, Inc., Class A †	14,360
120	Dollar Tree, Inc. †	6,062
90	Expedia, Inc.	5,848
105	Family Dollar Stores, Inc.	6,491
135	Foot Locker, Inc.	5,211
2,175	Ford Motor Co.	32,538
75	Fossil Group, Inc. †	8,387
525	H & R Block, Inc.	15,960
195	Harley-Davidson, Inc.	12,030
279	Johnson Controls, Inc.	12,867
165	L Brands, Inc.	8,639
150	Lennar Corp., Class A	6,024
645	Lowe’s Cos., Inc.	29,856
255	Macy’s, Inc.	13,566
210	Marriott International, Inc., Class A	10,353
435	McDonald’s Corp.	40,963
240	McGraw-Hill Cos., Inc.	18,250
2,100	Monarch Casino & Resort, Inc. †	40,467
42	Murphy USA, Inc. †	1,627
30	Netflix, Inc. †	12,280
285	News Corp., Class A †	4,549
360	NIKE, Inc., Class B	26,226
1,856	Office Depot, Inc. †	9,076
75	O’Reilly Automotive, Inc. †	9,824
75	PetSmart, Inc.	4,725
30	Priceline.com, Inc. †	34,347
75	Ralph Lauren Corp.	11,767
135	Ross Stores, Inc.	9,168
60	Sherwin-Williams Co.	10,996
360	Starbucks Corp.	25,603
150	Starwood Hotels & Resorts Worldwide, Inc.	11,207
360	Target Corp.	20,391
165	Tempur-Pedic International, Inc. †	8,133
300	The Cato Corp., Class A	8,388
225	The Gap, Inc.	8,568
480	The Goodyear Tire & Rubber Co.	11,357
750	The Home Depot, Inc.	57,637
405	The Interpublic Group of Cos., Inc.	6,610
195	Time Warner Cable, Inc.	25,988
510	Time Warner, Inc.	32,043
360	TJX Cos., Inc.	20,649
90	Tractor Supply Co.	5,986
1,216	Twenty-First Century Fox, Inc., Class A	38,693
180	V.F. Corp.	10,521
315	Viacom, Inc., Class B	25,862

Share Amount		Market Value
Common Stocks (continued)
Consumer Discretionary (continued)
912	Walt Disney Co.	$66,219
90	Whirlpool Corp.	11,997
120	Wyndham Worldwide Corp.	8,513
210	Yum! Brands, Inc.	14,102

		1,078,742

Consumer Staples (6.2%)
1,095	Altria Group, Inc.	38,566
450	Archer-Daniels-Midland Co.	17,766
345	Avon Products, Inc.	5,137
225	Clorox Co.	19,861
2,190	Coca-Cola Co.	82,825
480	Colgate-Palmolive Co.	29,390
240	Costco Wholesale Corp.	26,966
675	CVS Caremark Corp.	45,711
135	Green Mountain Coffee Roasters, Inc. †	10,935
510	Hillshire Brands Co.	18,166
1,065	Hormel Foods Corp.	48,394
315	J & J Snack Foods Corp.	27,752
225	Kimberly-Clark Corp.	24,608
318	Kraft Foods Group, Inc.	16,647
150	Lancaster Colony Corp.	13,038
225	Lorillard, Inc.	11,075
960	Mondelez International, Inc.	31,440
105	Monster Beverage Corp. †	7,130
780	PepsiCo, Inc.	62,681
810	Philip Morris International, Inc.	63,293
1,095	Procter & Gamble Co.	83,899
135	The Estee Lauder Cos., Inc., Class A	9,280
420	Walgreen Co.	24,087
810	Wal-Mart Stores, Inc.	60,491
210	Whole Foods Market, Inc.	10,975

		790,113

Energy (6.1%)
270	Anadarko Petroleum Corp.	21,786
210	Apache Corp.	16,855
254	Baker Hughes, Inc.	14,387
420	Cabot Oil & Gas Corp.	16,792
405	Chesapeake Energy Corp.	10,899
870	Chevron Corp.	97,117
600	ConocoPhillips	38,970
195	CONSOL Energy, Inc.	7,283
300	Denbury Resources, Inc. †	4,821
225	Devon Energy Corp.	13,325
51	Energy Transfer Partners	2,831
150	EOG Resources, Inc.	24,786
2,115	Exxon Mobil Corp.	194,917
480	Halliburton Co.	23,525
120	Helmerich & Payne, Inc.	10,565
195	Hess Corp.	14,721
180	HollyFrontier Corp.	8,334
300	Kinder Morgan, Inc.	10,203
390	Marathon Oil Corp.	12,788
195	Marathon Petroleum Corp.	16,975
165	Murphy Oil Corp.	9,341
270	Nabors Industries, Ltd.	4,612
225	National Oilwell Varco, Inc.	16,877
240	Noble Energy, Inc.	14,959
375	Occidental Petroleum Corp.	32,839
210	Peabody Energy Corp.	3,581

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

January 31, 2014 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Energy (continued)
90	Pioneer Natural Resources Co.	$15,239
180	QEP Resources, Inc.	5,560
165	Range Resources Corp.	14,221
645	Schlumberger, Ltd.	56,482
255	Southwestern Energy Co. †	10,376
360	The Williams Cos., Inc.	14,576
345	Valero Energy Corp.	17,630

		778,173

Financials (11.3%)
240	ACE, Ltd.	22,514
300	AFLAC, Inc.	18,834
330	Allstate Corp.	16,896
600	American Express Co.	51,013
420	American International Group, Inc.	20,143
195	Ameriprise Financial, Inc.	20,600
810	Apartment Investment and Management Co., Class A	22,656
5,415	Bank of America Corp.	90,701
690	Bank of New York Mellon Corp.	22,052
435	BB&T Corp.	16,273
870	Berkshire Hathaway, Inc., Class B †	97,092
90	BlackRock, Inc.	27,042
345	Capital One Financial Corp.	24,360
360	CBOE Holdings, Inc.	18,727
315	CBRE Group, Inc., Class A †	8,360
1,425	Citigroup, Inc.	67,588
345	Discover Financial Services	18,509
585	eHealth, Inc. †	31,257
735	Fifth Third Bancorp	15,450
315	Franklin Resources, Inc.	16,383
405	Hartford Financial Services Group, Inc.	13,466
300	HCP, Inc.	11,745
570	Host Hotels & Resorts, Inc.	10,482
345	Invesco, Ltd.	11,471
1,830	J.P. Morgan Chase & Co.	101,308
60	Jones Lang LaSalle, Inc.	6,856
1,020	KeyCorp	13,015
255	Lincoln National Corp.	12,248
465	Marsh & McLennan Cos., Inc.	21,255
570	MetLife, Inc.	27,959
225	Moody’s Corp.	16,781
885	Morgan Stanley	26,116
225	Northern Trust Corp.	13,550
285	PNC Financial Services Group	22,766
510	Potlatch Corp.	20,400
330	Prologis, Inc.	12,791
345	Prudential Financial, Inc.	29,115
90	Public Storage, Inc.	14,183
885	Regions Financial Corp.	9,000
555	Safety Insurance Group, Inc.	30,014
165	Simon Property Group, Inc.	25,550
120	SL Green Realty Corp.	11,252
345	State Street Corp.	23,098
360	SunTrust Banks, Inc.	13,327
210	T. Rowe Price Group, Inc.	16,472
735	The Charles Schwab Corp.	18,243
210	The Chubb Corp.	17,753
285	The Goldman Sachs Group, Inc.	46,775
255	The Travelers Cos., Inc.	20,726

Share Amount		Market Value
Common Stocks (continued)
Financials (continued)
900	U.S. Bancorp	$35,757
945	Urstadt Biddle Properties, Class A	17,728
180	Vornado Realty Trust	16,529
2,460	Wells Fargo & Co.	111,537
450	Weyerhaeuser Co.	13,446

		1,439,164

Health Care (21.6%)
770	Abbott Laboratories	28,228
770	AbbVie, Inc.	37,907
255	Aetna, Inc.	17,424
255	Agilent Technologies, Inc.	14,828
1,029	Alexion Pharmaceuticals, Inc. †	163,333
226	Allergan, Inc.	25,900
390	Allscripts Healthcare Solutions, Inc. †	6,458
1,875	AmerisourceBergen Corp.	126,038
368	Amgen, Inc.	43,774
795	AmSurg Corp. †	33,191
317	Baxter International, Inc.	21,651
632	Biogen Idec, Inc. †	197,588
858	Bristol-Myers Squibb Co.	42,874
818	Celgene Corp. †	124,279
204	Cerner Corp. †	11,606
469	Cooper Cos., Inc.	58,287
180	Covance, Inc. †	17,021
345	Covidien PLC	23,543
1,995	CryoLife, Inc.	21,526
150	DaVita, Inc. †	9,740
90	Edwards Lifesciences Corp. †	5,861
615	Eli Lilly & Co.	33,216
396	Express Scripts Holding Co. †	29,577
1,944	Gilead Sciences, Inc. †	156,784
1,157	Henry Schein, Inc. †	132,928
450	Hologic, Inc. †	9,612
135	Hospira, Inc. †	5,941
158	Humana, Inc.	15,373
1,185	IDEXX Laboratories, Inc. †	135,398
21	Intuitive Surgical, Inc. †	8,559
1,455	Johnson & Johnson	128,725
44	Mallinckrodt PLC †	2,545
821	McKesson Corp.	143,190
518	Medtronic, Inc.	29,298
1,357	Merck & Co., Inc.	71,880
514	Mettler-Toledo International, Inc. †	126,598
360	Mylan Laboratories, Inc. †	16,348
2,828	Neogen Corp. †	118,833
825	Perrigo Co. PLC	128,420
3,063	Pfizer, Inc.	93,115
60	Regeneron Pharmaceuticals, Inc. †	17,315
1,171	Salix Pharmaceuticals, Ltd. †	113,985
225	St. Jude Medical, Inc.	13,664
225	Stryker Corp.	17,460
997	Thermo Fisher Scientific, Inc.	114,795
533	UnitedHealth Group, Inc.	38,525
135	Vertex Pharmaceuticals, Inc. †	10,670
195	WellPoint, Inc.	16,770

		2,760,581

Industrials (14.3%)
885	3M Co.	113,448
150	ADT Corp.	4,506

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

January 31, 2014 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Industrials (continued)
60	Allegiant Travel Co.	$5,464
75	Allegion PLC †	3,701
195	Ametek, Inc.	9,637
360	Boeing Co.	45,094
150	C.H. Robinson Worldwide, Inc.	8,781
345	Caterpillar, Inc.	32,399
470	Copa Holdings SA, Class A	61,429
660	CSX Corp.	17,761
150	Cummins, Inc.	19,047
600	D&B Corp.	66,000
1,310	Danaher Corp.	97,451
270	Deere & Co.	23,209
383	Eaton Corp. PLC	27,993
420	Emerson Electric Co.	27,694
165	Fastenal Co.	7,248
165	FedEx Corp.	21,998
1,000	Flowserve Corp.	72,330
195	Fluor Corp.	14,812
150	General Cable Corp.	4,280
180	General Dynamics Corp.	18,236
5,130	General Electric Co.	128,917
420	Honeywell International, Inc.	38,317
300	Illinois Tool Works, Inc.	23,661
225	Ingersoll-Rand PLC	13,228
225	ITT Corp.	9,214
120	Joy Global, Inc.	6,335
90	Kansas City Southern Industries, Inc.	9,503
983	L-3 Communications Holdings, Inc.	109,181
120	Lincoln Electric Holdings, Inc.	8,304
165	Lockheed Martin Corp.	24,900
360	Masco Corp.	7,618
240	Norfolk Southern Corp.	22,222
150	Northrop Grumman Corp.	17,333
1,430	Old Dominion Freight Line †	77,563
75	Oshkosh Truck Corp.	4,061
285	PACCAR, Inc.	15,960
150	Parker Hannifin Corp.	17,006
67	Pentair, Ltd.	4,980
394	Precision Castparts Corp.	100,371
210	Raytheon Co.	19,965
105	Rockwell Automation, Inc.	12,058
300	Rollins, Inc.	8,646
90	Roper Industries, Inc.	12,352
630	Southwest Airlines Co.	13,199
135	Stanley Black & Decker, Inc.	10,449
225	Textron, Inc.	7,988
1,200	Toro Co.	76,032
300	Tyco International, Ltd.	12,147
225	Union Pacific Corp.	39,203
480	United Parcel Service, Inc., Class B	45,710
1,050	United Rentals, Inc. †	84,988
420	United Technologies Corp.	47,888
30	W.W. Grainger, Inc.	7,034
1,050	Wabtec Corp.	77,500
390	Waste Management, Inc.	16,294

		1,832,645

Information Technology (23.4%)
296	Accenture PLC, Class A	23,644
345	Adobe Systems, Inc. †	20,421

Share Amount		Market Value
Common Stocks (continued)
Information Technology (continued)
3,921	Advanced Energy Industries, Inc. †	$107,042
165	Akamai Technologies, Inc. †	7,867
371	Alliance Data Systems Corp. †	88,914
300	Altera Corp.	10,029
780	Amphenol Corp.	67,766
523	Apple Computer, Inc.	261,813
897	ASML Holding NV NYS	75,913
210	Autodesk, Inc. †	10,763
315	Automatic Data Processing, Inc.	24,129
249	Cardtronics, Inc. †	9,591
2,565	Cisco Systems, Inc.	56,199
102	Citrix Systems, Inc. †	5,515
195	Cognizant Technology Solutions Corp. †	18,899
900	Corning, Inc.	15,489
150	Cree, Inc. †	9,063
509	eBay, Inc. †	27,079
360	Electronic Arts, Inc. †	9,504
975	EMC Corp.	23,634
45	Equinix, Inc. †	8,334
780	ExlService Holdings, Inc. †	19,617
60	F5 Networks, Inc. †	6,420
525	FEI Co.	49,203
2,250	Fiserv, Inc. †	126,113
1,830	Gartner Group, Inc. †	128,704
193	Google, Inc., Class A †	227,927
990	Hewlett-Packard Co.	28,710
765	IAC/InterActiveCorp	53,581
1,170	Ingram Micro, Inc., Class A †	29,273
2,355	Intel Corp.	57,792
495	International Business Machines Corp.	87,457
159	Intuit, Inc.	11,647
1,815	Jack Henry & Associates, Inc.	101,240
345	Juniper Networks, Inc. †	9,180
480	Lam Research Corp. †	24,293
1,650	MasterCard, Inc., Class A	124,872
1,375	Measurement Specialties, Inc. †	75,859
795	Micron Technology, Inc. †	18,317
3,405	Microsoft Corp.	128,878
1,725	Monotype Imaging Holdings, Inc.	50,318
240	NetApp, Inc.	10,162
540	NVIDIA Corp.	8,478
1,725	Oracle Corp.	63,653
60	OSI Systems, Inc. †	3,476
450	Paychex, Inc.	18,819
3,360	PC-Tel, Inc.	27,586
765	Qualcomm, Inc.	56,779
90	Rackspace Hosting, Inc. †	3,277
100	Red Hat, Inc. †	5,650
255	Rovi Corp. †	5,409
360	Salesforce.com, Inc. †	21,791
225	SanDisk Corp.	15,649
2,146	Seagate Technology PLC	113,438
708	Stratasys, Ltd. †	85,356
915	Supertex, Inc. †	24,431
86	Teradata Corp. †	3,536
675	Texas Instruments, Inc.	28,620
270	Trimble Navigation, Ltd. †	8,729
735	Tyler Technologies, Inc. †	77,506
501	Visa, Inc., Class A	107,930
195	Western Digital Corp.	16,803

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

January 31, 2014 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Information Technology (continued)
1,125	Xerox Corp.	$12,206
690	XO Group, Inc. †	8,370
795	Yahoo!, Inc. †	28,636

		2,997,299

Materials (2.4%)
120	Albemarle Corp.	7,702
750	Alcoa, Inc.	8,633
120	Allegheny Technologies, Inc.	3,773
60	CF Industries Holdings, Inc.	13,852
330	Clearwater Paper Corp. †	18,793
105	Cliffs Natural Resources, Inc.	2,029
75	Cytec Industries, Inc.	6,748
495	E.I. Du Pont de Nemours & Co.	30,199
210	Ecolab, Inc.	21,113
465	Freeport-McMoRan Copper & Gold, Inc.	15,070
165	Hawkins, Inc.	5,810
225	International Paper Co.	10,742
195	Koppers Holdings, Inc.	7,703
255	Monsanto Co.	27,170
210	Newmont Mining Corp.	4,536
255	Nucor Corp.	12,328
240	Olympic Steel, Inc.	6,646
165	Owens-Illinois, Inc. †	5,287
75	PPG Industries, Inc.	13,677
150	Praxair, Inc.	18,708
90	Reliance Steel & Aluminum Co.	6,296
75	Rock-Tenn Co., Class A	7,611
45	Royal Gold, Inc.	2,517
255	Sealed Air Corp.	7,953
615	The Dow Chemical Co.	27,988
180	The Mosaic Co.	8,039
180	United States Steel Corp.	4,700

		305,623

Telecommunication Services (1.6%)
225	American Tower Corp.	18,198
3,075	AT&T, Inc.	102,460
420	Sprint Corp. †	3,473
1,620	Verizon Communications, Inc.	77,792

		201,923

Utilities (1.9%)
1,680	American States Water Co.	47,712
465	Edison International	22,394
1,155	El Paso Electric Co.	42,077
720	Exelon Corp.	20,880
525	New Jersey Resources Corp.	23,940
285	NextEra Energy, Inc.	26,200
360	NRG Energy, Inc.	10,026
195	Sempra Energy	18,078
795	Southern Co.	32,786

		244,093

Total Common Stocks (cost $10,282,184)		$12,428,356

Total Investments (97.2%) (cost $10,282,184)		$12,428,356

Other Assets less Liabilities (2.8%)		352,089

Net Assets (100.0%)		$12,780,445

†	Non-income producing security

NYS	New York Shares

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

January 31, 2014 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	8.7%
Consumer Staples	6.4%
Energy	6.3%
Financials	11.6%
Health Care	22.2%
Industrials	14.7%
Information Technology	24.0%
Materials	2.5%
Telecommunication Services	1.6%
Utilities	2.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See Notes to Schedule of Investments.

Huntington EcoLogical Strategy ETF

Schedule of Investments

January 31, 2014 (Unaudited)

Share Amount		Market Value
Common Stocks (94.5%)
Consumer Discretionary (15.7%)
12,520	BorgWarner, Inc.	$672,324
720	Chipotle Mexican Grill, Inc. †	397,411
12,362	Ford Motor Co.	184,936
13,644	LKQ Corp. †	369,343
5,126	NIKE, Inc., Class B	373,429
6,480	Starbucks Corp.	460,858
3,360	V.F. Corp.	196,392

		2,654,693

Consumer Staples (16.1%)
3,360	Costco Wholesale Corp.	377,530
2,510	CVS Caremark Corp.	169,977
15,500	Darling International, Inc. †	303,180
5,576	Lifeway Foods, Inc.	78,287
3,320	McCormick & Co., Inc.	213,078
8,020	The Hain Celestial Group, Inc. †	736,958
3,626	Whitewave Foods Co. †	87,785
14,320	Whole Foods Market, Inc.	748,363

		2,715,158

Energy (3.2%)
14,880	Spectra Energy Corp.	534,936

Financials (4.5%)
4,000	CBRE Group, Inc., Class A †	106,160
2,923	Jones Lang LaSalle, Inc.	333,982
4,100	T. Rowe Price Group, Inc.	321,604

		761,746

Health Care (8.8%)
2,780	Becton, Dickinson & Co.	300,574
900	Biogen Idec, Inc. †	281,376
2,805	Gilead Sciences, Inc. †	226,223
878	Henry Schein, Inc. †	100,873
4,880	Johnson & Johnson	431,734
1,900	Varian Medical Systems, Inc. †	154,489

		1,495,269

Industrial (2.1%)
11,170	Air Lease Corp.	351,632

Industrials (13.3%)
2,000	C.H. Robinson Worldwide, Inc.	117,080
789	Chart Industries, Inc. †	67,412
1,380	Cummins, Inc.	175,232
2,720	Fastenal Co.	119,490
3,501	Illinois Tool Works, Inc.	276,124
14,420	MasTec, Inc. †	518,255
600	Middleby Corp. †	147,948
8,860	Quanta Services, Inc. †	276,166
5,100	Tennant Co.	327,063
7,558	TETRA Tech, Inc. †	223,037

		2,247,807

Information Technology (21.2%)
2,928	Accenture PLC, Class A	233,889
1,028	Apple Computer, Inc.	514,617
5,400	ARM Holdings PLC ADR	248,778
15,560	eBay, Inc. †	827,791
200	Google, Inc., Class A †	236,194
8,364	Qualcomm, Inc.	620,776
1,810	SAP AG ADR	138,320
9,640	Texas Instruments, Inc.	408,735

Share Amount		Market Value
Common Stocks (continued)
Information Technology (continued)
9,564	Veeco Instruments, Inc. †	$363,528

		3,592,628

Materials (4.0%)
3,086	Ball Corp.	157,972
3,480	Ecolab, Inc.	349,879
1,810	Sigma-Aldrich Corp.	168,276

		676,127

Utilities (5.6%)
4,660	NextEra Energy, Inc.	428,394
14,660	Questar Corp.	341,871
1,920	Sempra Energy	178,003

		948,268

Total Common Stocks (cost $13,271,772)		$15,978,264
Total Investments (94.5%) (cost $13,271,772)		$15,978,264
Other Assets less Liabilities (5.5%)		933,444
Net Assets (100.0%)		$16,911,708

†	Non-income producing security

ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Huntington EcoLogical Strategy ETF

Schedule of Investments

January 31, 2014 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	16.6%
Consumer Staples	17.0%
Energy	3.3%
Financials	4.8%
Health Care	9.4%
Industrial	2.2%
Industrials	14.1%
Information Technology	22.5%
Materials	4.2%
Utilities	5.9%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See Notes to Schedule of Investments.

Huntington Strategy Shares

Notes to Schedules of Investments

January 31, 2014 (Unaudited)

1. Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Huntington Strategy Shares

Notes to Schedules of Investments, continued

January 31, 2014 (Unaudited)

2. Significant Accounting Policies (continued)

Debt securities (corporate, municipal, foreign bonds and U.S. Government and agency securities) are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

In addition to the inputs discussed above for debt securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1	Level 2	Level 3	Total Investments
US Equity Rotation ETF
Common Stocks(1)	$12,428,356	$—	$—	$12,428,356

Total Investments	$12,428,356	$—	$—	$12,428,356

EcoLogical Strategy ETF
Common Stocks(1)	$15,978,264	$—	$—	$15,978,264

Total Investments	$15,978,264	$—	$—	$15,978,264

(1)	Please see Schedule of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 as of January 31, 2014. As of January 31, 2014, no securities were categorized as Level 2 or Level 3.

B. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Huntington Strategy Shares

Notes to Schedules of Investments, continued

January 31, 2014 (Unaudited)

2. Significant Accounting Policies (continued)

C. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of January 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
US Equity Rotation ETF	$10,282,083	$2,287,504	$(141,231)	$2,146,273
EcoLogical Strategy ETF	13,271,772	2,788,575	(82,083)	2,706,492

4. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the Schedules of Investments as of January 31, 2014.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: March 27, 2014

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date: March 27, 2014